INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAXES
Income Tax Expense (Recovery)

For the years ended December 31,	2020	2019
Current tax expense (recovery)
Current tax expense in respect of the current year	$119.5	$91.8
Adjustment for prior periods	(4.5)	1.6
Impact of foreign exchange	0.1	0.7
Interest and penalties	1.1	0.9
	$116.2	$95.0

Deferred income tax expense (recovery)
Deferred income tax recovery recognized in the current year	$114.1	$(30.3)
Adjustment for prior periods	3.4	2.9
Impact of foreign exchange	52.8	17.1
	$170.3	$(10.3)
Net income tax expense	$286.5	$84.7

The following table reconciles income taxes calculated at statutory rates with the income tax expense in the consolidated statements of operations:

For the years ended December 31,	2020	2019
Earnings (loss) before income taxes	$490.1	$310.3
Canadian statutory tax rate (%)	26.5%	26.5%
Expected income tax expense (recovery)	129.9	82.2
Impact of higher foreign tax rates (i)	28.8	42.2
Impact of change in enacted tax rates (ii)(iii)	2.8	6.3
Permanent differences	28.1	(63.2)
Change in recognition of deferred tax assets	53.4	(20.6)
Foreign exchange and other translation amounts	(3.4)	(11.0)
True-up of tax provisions in respect of prior years	(1.1)	4.5
Withholding taxes	8.4	6.7
Mining taxes on profit	28.9	29.1
Planned distribution of foreign earnings of the company	10.1	9.0
Other	0.6	(0.5)
Net income tax expense	$286.5	$84.7
Income tax expense (recovery) is represented by:
Current income tax expense	$116.2	$95.0
Deferred income tax expense (recovery)	170.3	(10.3)
Net income tax expense	$286.5	$84.7
(i)The Company operates in multiple foreign tax jurisdictions that have tax rates that differ from the Canadian statutory rate.
(ii)In November 2016, the Quebec government enacted changes to the income tax rate as proposed in the 2016 provincial budget. Beginning in 2017, the provincial rate has been decreasing by 0.1% per year, and over 4 years has decreased from 11.9% to 11.5% in 2020.
(iii)On December 29, 2017 the Argentine government enacted tax reform legislation that reduced the corporate rate from 35% to 30% in 2018 with a further reduction to 25% starting in 2020. On December 23, 2019, the Argentine government enacted a new law that would postpone the reduction to 25% until 2021.

Deferred Income Taxes
The following is the analysis of the deferred income tax assets (liabilities) presented in the consolidated balance sheets:

As at December 31,	2020	2019
The net deferred income tax assets (liabilities) are classified as follows:
Deferred income tax assets	$98.1	$80.8
Deferred income tax liabilities	(1,229.1)	(1,041.4)
	$(1,131.0)	$(960.6)

For the year ended December 31, 2020	Opening balance	Recognized in profit or loss	Recognized in OCI	Divestitures	Closing balance
Deductible temporary differences	$11.8	$1.4	$—	$—	$13.2
Amounts related to tax losses	102.6	11.8	—	—	114.4
Financing costs	71.7	(10.6)	—	—	61.1
Environmental rehabilitation provision	4.5	9.1	—	—	13.6
Derivative liability	0.5	(0.1)	2.0	—	2.4
Property, plant and equipment	(1,150.5)	(184.4)	—	—	(1,334.9)
Equity securities at FVOCI	—	0.4	(2.2)	—	(1.8)
Other	(1.2)	2.2	—	—	1.0
Net deferred income tax liabilities	$(960.6)	$(170.3)	$(0.2)	$—	$(1,131.0)

For the year ended December 31, 2019	Opening balance	Recognized in profit or loss	Recognized in OCI	Divestitures	Closing balance
Deductible temporary differences	$16.3	$0.1	$—	$(4.6)	$11.8
Amounts related to tax losses	105.1	(2.5)	—	—	102.6
Financing costs	87.4	(15.7)	—	—	71.7
Environmental rehabilitation provision	11.0	7.9	—	(14.4)	4.5
Derivative liability	(0.9)	0.9	0.5	—	0.5
Property, plant and equipment	(1,260.3)	21.4	—	88.4	(1,150.5)
Other	0.6	(1.8)	—	—	(1.2)
Net deferred income tax liabilities	$(1,040.8)	$10.3	$0.5	$69.4	$(960.6)

A deferred income tax asset in the amount of $95.8 million has been recorded in Canada (2019: $77.6 million). The deferred income tax asset consists mainly of unused tax losses and deductible temporary differences which arose primarily from financing costs and general and administrative expenses. Projections of taxable profits from various sources and tax planning were used to support the recognition of the losses. The future projected income could be affected by metal prices and quantities of proven and probable reserves. If these factors or other circumstances change, we would reassess our ability to record the deferred income tax asset relating to the unused tax losses.

Unrecognized Deductible Temporary Differences and Unused Tax Losses

Deferred tax assets have not been recognized in respect of the following items:

As at December 31,	2020	2019
Deductible temporary differences (no expiry)	$71.5	$166.4
Capital losses (no expiry)	120.2	149.1
Operating losses	101.2	121.6
	$292.9	$437.1
Operating losses at December 31, 2020 will expire as follows:

	Canada	U.S.	Brazil	Chile	Argentina	Other	Total
2021	$—	$16.4	$—	$—	$—	$—	$16.4
2022	—	18.8	—	—	—	—	$18.8
2023	—	34.2	—	—	—	—	$34.2
2024	—	14.9	—	—	14.9	—	$29.8
2025	—	7.3	—	—		—	$7.3
2026 and onwards	238.0	122.9	—	—	—	6.3	$367.2
Unlimited	—	3.3	60.3	94.7	—	—	$158.3
	$238.0	$217.8	$60.3	$94.7	$14.9	$6.3	$632.0

Unrecognized Taxable Temporary Differences Associated with Investments and Interests in Subsidiaries

As at December 31, 2020, an aggregate temporary difference of $3.2 billion (2019: $2.8 billion) related to investments in subsidiaries was not recognized because the Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.